PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of other provisions [abstract]
Disclosure of other provisions
Provisions as of June 30, 2022 and December 31, 2021 are comprised of the following:

	June 30, 2022	December 31, 2021
Environmental	557	595
Emission rights	322	492
Asset retirement obligations	399	397
Site restoration	183	220
Staff related obligations	128	120
Voluntary separation plans	22	31
Litigation and contingencies (see note 12)	280	323
Tax claims	80	79
Other legal claims and contingencies	200	244
Commercial agreements and onerous contracts	28	23
Other	337	361
Total	2,256	2,562
Short-term provisions	722	1,064
Long-term provisions	1,534	1,498
Total	2,256	2,562